Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Inventory, Current [Table Text Block]
As of December 31, 2012 inventories are included as part of assets held for sale on the consolidated balance sheets.  A summary of inventories as of December 31, 2012 is as follows (in thousands):

Raw materials	$8,198
Work in process	2,831
Finished goods	2,414
$13,443